General administrative expenses and other net operating income (expenses) - Details of share based payment (Details) ₩ in Millions			12 Months Ended
		Sep. 30, 2024 shares	Dec. 31, 2025 KRW (₩) yr shares	Dec. 31, 2024 KRW (₩) shares
Shares granted for the year 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Subject to			Shares granted for the year 2021
Type of payment			Cash-settled
Vesting period			January 1, 2021 ~ December 31, 2024
Date of payment			Jan. 01, 2025
Fair Value | ₩	[1]		₩ 15,831
Valuation method			Black-Scholes Model
Expected dividend rate			6.48%
Expected maturity date | yr			0
Number of shares remaining			56,029	1,105,292
Number of shares granted	[2]		56,029	1,105,292
Information about how fair value was measured, share options granted			As the amount of payment varies according to the base price (the arithmetic average of the weighted average stock price of transactions in the past one week, the past one month, and the past two months) at the date of payment, the fair value is measured according to the Black-Scholes model based on the base price at the time of each settlement and used for measuring the liability.
Description of vesting requirements for share-based payment arrangement			The number of payable stocks is granted at the initial contract date. This is a system in which the number of shares to be granted is determined based on the evaluation results of long-term performance indicators over a total of four years, including the current year, and the final cash compensation is made by reflecting the stock price at the time of payment. Long-term performance indicators include relative shareholder return, common equity ratio, return on equity, net income, selling, general and administrative expenses ratio, non-performing loan ratio, and performance of assigned duties.
Explanation of effect of share-based payments on entity's financial position [text block]			The Group accounts for performance condition share-based payments according to the cash-settled method and the fair value of the liabilities is reflected in the compensation costs by re-measuring every closing period.
Shares granted for the year 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Subject to			Shares granted for the year 2022
Type of payment			Cash-settled
Vesting period			January 1, 2022 ~ December 31, 2025
Date of payment			Jan. 01, 2026
Fair Value | ₩	[1]		₩ 27,713
Valuation method			Black-Scholes Model
Expected dividend rate			7.30%
Expected maturity date | yr			0
Number of shares remaining			960,777	960,777
Number of shares granted	[2]		960,777	960,777
Information about how fair value was measured, share options granted			As the amount of payment varies according to the base price (the arithmetic average of the weighted average stock price of transactions in the past one week, the past one month, and the past two months) at the date of payment, the fair value is measured according to the Black-Scholes model based on the base price at the time of each settlement and used for measuring the liability.
Description of vesting requirements for share-based payment arrangement			The number of payable stocks is granted at the initial contract date. This is a system in which the number of shares to be granted is determined based on the evaluation results of long-term performance indicators over a total of four years, including the current year, and the final cash compensation is made by reflecting the stock price at the time of payment. Long-term performance indicators include relative shareholder return, common equity ratio, return on equity, net income, selling, general and administrative expenses ratio, non-performing loan ratio, and performance of assigned duties.
Explanation of effect of share-based payments on entity's financial position [text block]			The Group accounts for performance condition share-based payments according to the cash-settled method and the fair value of the liabilities is reflected in the compensation costs by re-measuring every closing period.
Shares granted for the year 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Subject to			Shares granted for the year 2023
Type of payment			Cash-settled
Vesting period			January 1, 2023 ~ December 31, 2026
Date of payment			Jan. 01, 2027
Fair Value | ₩	[1]		₩ 25,763
Valuation method			Black-Scholes Model
Expected dividend rate			7.30%
Expected maturity date | yr			1
Number of shares remaining			916,849	916,849
Number of shares granted	[2]	916,849	916,849
Information about how fair value was measured, share options granted			As the amount of payment varies according to the base price (the arithmetic average of the weighted average stock price of transactions in the past one week, the past one month, and the past two months) at the date of payment, the fair value is measured according to the Black-Scholes model based on the base price at the time of each settlement and used for measuring the liability.
Description of vesting requirements for share-based payment arrangement			The number of payable stocks is granted at the initial contract date. This is a system in which the number of shares to be granted is determined based on the evaluation results of long-term performance indicators over a total of four years, including the current year, and the final cash compensation is made by reflecting the stock price at the time of payment. Long-term performance indicators include relative shareholder return, common equity ratio, return on equity, net income, selling, general and administrative expenses ratio, non-performing loan ratio, and performance of assigned duties.
Explanation of effect of share-based payments on entity's financial position [text block]			The Group accounts for performance condition share-based payments according to the cash-settled method and the fair value of the liabilities is reflected in the compensation costs by re-measuring every closing period.
Shares granted for the year 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Subject to			Shares granted for the year 2024
Type of payment			Cash-settled
Vesting period			January 1, 2024 ~ December 31, 2027
Date of payment			Jan. 01, 2028
Fair Value | ₩	[1]		₩ 23,949
Valuation method			Black-Scholes Model
Expected dividend rate			7.30%
Expected maturity date | yr			2
Number of shares remaining			1,384,504	1,384,504
Number of shares granted	[2]		1,384,504	1,384,504
Information about how fair value was measured, share options granted			As the amount of payment varies according to the base price (the arithmetic average of the weighted average stock price of transactions in the past one week, the past one month, and the past two months) at the date of payment, the fair value is measured according to the Black-Scholes model based on the base price at the time of each settlement and used for measuring the liability.
Description of vesting requirements for share-based payment arrangement			The number of payable stocks is granted at the initial contract date. This is a system in which the number of shares to be granted is determined based on the evaluation results of long-term performance indicators over a total of four years, including the current year, and the final cash compensation is made by reflecting the stock price at the time of payment. Long-term performance indicators include relative shareholder return, common equity ratio, return on equity, net income, selling, general and administrative expenses ratio, non-performing loan ratio, and performance of assigned duties.
Explanation of effect of share-based payments on entity's financial position [text block]			The Group accounts for performance condition share-based payments according to the cash-settled method and the fair value of the liabilities is reflected in the compensation costs by re-measuring every closing period.
Shares granted for the year 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Subject to			Shares granted for the year 2025
Type of payment			Cash-settled
Vesting period			January 1, 2025 ~ December 31, 2028
Date of payment			Jan. 01, 2029
Fair Value | ₩	[1]		₩ 22,263
Valuation method			Black-Scholes Model
Expected dividend rate			7.30%
Expected maturity date | yr			3
Number of shares remaining			1,048,842	0
Number of shares granted	[2]		1,048,842	0
Information about how fair value was measured, share options granted			As the amount of payment varies according to the base price (the arithmetic average of the weighted average stock price of transactions in the past one week, the past one month, and the past two months) at the date of payment, the fair value is measured according to the Black-Scholes model based on the base price at the time of each settlement and used for measuring the liability.
Description of vesting requirements for share-based payment arrangement			The number of payable stocks is granted at the initial contract date. This is a system in which the number of shares to be granted is determined based on the evaluation results of long-term performance indicators over a total of four years, including the current year, and the final cash compensation is made by reflecting the stock price at the time of payment. Long-term performance indicators include relative shareholder return, common equity ratio, return on equity, net income, selling, general and administrative expenses ratio, non-performing loan ratio, and performance of assigned duties.
Explanation of effect of share-based payments on entity's financial position [text block]			The Group accounts for performance condition share-based payments according to the cash-settled method and the fair value of the liabilities is reflected in the compensation costs by re-measuring every closing period.
Share-based payment arrangements
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment transactions | ₩			₩ 107,713	₩ 62,557
Liabilities related to key management | ₩			₩ 43,823	₩ 16,660

[1]	As the amount of payment varies according to the base price (the arithmetic average of the weighted average stock price of transactions in the past one week, the past one month, and the past two months) at the date of payment, the fair value is measured according to the Black-Scholes model based on the base price at the time of each settlement and used for measuring the liability.
[2]	The number of payable stocks is granted at the initial contract date. This is a system in which the number of shares to be granted is determined based on the evaluation results of long-term performance indicators over a total of four years, including the current year, and the final cash compensation is made by reflecting the stock price at the time of payment. Long-term performance indicators include relative shareholder return, common equity ratio, return on equity, net income, selling, general and administrative expenses ratio, non-performing loan ratio, and performance of assigned duties.